Share-based Compensation - RSU activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Beginning Balance (in Shares)	61,754,512	30,993,124	8,586
Beginning Balance	$ 16.34	$ 17.2	$ 17.25
Granted (in Shares)	6,542,020	46,992,750	36,199,400
Granted	$ 10.33	$ 15.53	$ 17.13
Vested (in Shares)	(13,934,292)	(12,646,762)	(127,062)
Vested	$ 16.08	$ 15.56	$ 18.76
Forfeited (in shares)	(11,285,050)	(3,584,600)	(5,087,800)
Forfeited	$ 16.31	$ 15.79	$ 16.74
Ending Balance (in Shares)	43,077,190	61,754,512	30,993,124	8,586
Ending Balance	$ 15.37	$ 16.34	$ 17.2	$ 17.25
Weighted Average Grant Date Fair Value
Beginning Balance (in Shares)	61,754,512	30,993,124	8,586
Beginning Balance	$ 16.34	$ 17.2	$ 17.25
Granted (in Shares)	6,542,020	46,992,750	36,199,400
Granted	$ 10.33	$ 15.53	$ 17.13
Vested (in Shares)	(13,934,292)	(12,646,762)	(127,062)
Vested	$ 16.08	$ 15.56	$ 18.76
Forfeited (in shares)	(11,285,050)	(3,584,600)	(5,087,800)
Forfeited	$ 16.31	$ 15.79	$ 16.74
Ending Balance (in Shares)	43,077,190	61,754,512	30,993,124	8,586
Ending Balance	$ 15.37	$ 16.34	$ 17.2	$ 17.25
Weighted Average Remaining Contractual Life	8 years 4 months 20 days	9 years 1 month 20 days	9 years 2 months 15 days	9 years 6 months